LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 9 – LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS

The Company adopted ASC 815- Derivatives and Hedging (“ASC 815”) on January 1, 2009. ASC 815 mandates a two-step process for evaluating whether an equity-linked financial instrument or embedded feature is indexed to the entity's own stock. It is effective for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years, which was the Company's first quarter of 2009. Many of the warrants issued by the Company contain a strike price adjustment feature, which upon adoption of ASC 815, changed the classification (from equity to liability) and the related accounting for warrants with a $479,910 estimated fair value of as of January 1, 2009. An adjustment was made to remove $486,564 from paid-in capital (the cumulative values of the warrants on their grant dates), a positive adjustment of $6,654 was made to accumulated deficit, representing the gain on valuation from the grant date to January 1, 2009, and booked $479,910 as a liability. The warrants issued in 2011 do not contain a strike price adjustment feature and, therefore, are not treated as a liability.

The January 1, 2009 valuation was computed using the Black-Scholes valuation model based upon a 2.5-year expected term, an expected volatility of 63%, an exercise price of $.46 per share, a stock price of $.35, a zero dividend rate and a 1.37% risk free interest rate. Subsequent to January 1, 2009 these warrants were revalued at the end of each quarter and a gain or loss was recorded based upon their increase or decrease in value during the quarter. Likewise, new warrants that were issued during 2009 and 2010 were valued, using the Black-Scholes valuation model on their date of grant and an entry was made to reduce paid-in capital and increase the liability for equity-linked financial instruments. These warrants were also re-valued at the end of each quarter based upon their expected life, the stock price, the exercise price, assumed dividend rate, expected volatility and risk free interest rate. A significant reduction in the liability was realized in 2010 primarily due to a reduction from $.50 to $.22 per share in the underlying share price. The Company realized a slight increase in the liability for existing warrants during the first quarter of 2011 primarily due to a reduction in the spread between the exercise price and the market price of the underlying shares, but this was more than offset by a decrease in the liability for new warrants that were issued during the quarter as a result of a reduction in the underlying market price of the stock.

The inputs to the Black-Scholes model during 2011 and 2010 were as follows:
Stock price	$ .08 to $.50
Exercise price	$ .01 to $.65
Expected life	2.00 to 6.5 years
Expected volatility	54% to 68%
Assumed dividend rate	- %
Risk free interest rate	.13% to 2.97%

The original valuations, annual gain/(loss) and end of year valuations are shown below:
	Initial Value	2009 Gain (Loss)	2010 Gain(Loss)	YTD 2011 Gain(Loss)	Value at 9/30/2011
January 1, 2009 Adoption	$479,910	$(390,368)	$868,772	1,506	$0
Warrants issued in quarter ended 6/30/2009	169,854	20,847	149,007	(10,498)	12,101
Warrants issued in quarter ended 9/30/2009	39,743	(738)	40,419	(2,902)	2,964
Warrants issued in quarter ended 12/31/2009	12,698	617	12.053	(1,068)	1,095
Subtotal	$702,205
Warrants issued in quarter ended 3/31/2010	25,553		25,014	(7,115)	7,654
Warrants issued in quarter ended 6/30/2010	31,332		30,740	(7,677)	8,269
Warrants issued in quarter ended 9/30/2010	31,506		20,811	(44,834)	55,449
Warrants issued in quarter ended 3/31/2011	265,815			265,815	0
Warrants issued in quarter ended 6/30/2011	20,692			20,692	0
Total	$1,077,104	(369,642)	$1,145,292	$213,919	$87,533

NOTE 10 – LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS

The Company adopted ASC 815- Derivatives and Hedging (“ASC 815”) on January 1, 2009. ASC 815 mandates a two-step process for evaluating whether an equity-linked financial instrument or embedded feature is indexed to the entity's own stock. It is effective for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years, which was the Company's first quarter of 2009. Most of the warrants issued by the Company contain a strike price adjustment feature, which upon adoption of ASC 815, changed the classification (from equity to liability) and the related accounting for warrants with a $479,910 estimated fair value of as of January 1, 2009. An adjustment was made to remove $486,564 from paid-in capital (the cumulative values of the warrants on their grant dates), a positive adjustment of $6,654 was made to accumulated deficit, representing the gain on valuation from the grant date to January 1, 2009, and booked $479,910 as a liability.

The January 1, 2009 valuation was computed using the Black-Scholes valuation model based upon a 2.5-year expected term, an expected volatility of 63%, an exercise price of $.46 per share, a stock price of $.35, a zero dividend rate and a 1.37% risk free interest rate. Subsequent to January 1, 2009 these warrants were revalued at the end of each quarter and a gain or loss was recorded based upon their increase or decrease in value during the quarter. Likewise, new warrants that were issued during 2009 and 2010 were valued, using the Black-Scholes valuation model on their date of grant and an entry was made to reduce paid-in capital and increase the liability for equity-linked financial instruments. These warrants were also re-valued at the end of each quarter based upon their expected life, the stock price, the exercise price, assumed dividend rate, expected volatility and risk free interest rate. A significant reduction in the liability was realized in 2010 primarily due to a reduction from $.50 to $.22 per share in the underlying share price.

The inputs to the Black-Scholes model during 2009 and 2010 were as follows:

Stock price	$.22 to $.50
Exercise price	$.17 to $.65
Expected life	2.00 to 6.5 years
Expected volatility	59% to 67%
Assumed dividend rate	-%
Risk free interest rate	.710% to 2.97%

The original valuations, annual gain/(loss) and end of year valuations are shown below:
	Initial Value	Annual Gain (Loss)	Value at 12/31/2009	YTD 2010 Gain	Value at 12/31/2010
January 1, 2009 Adoption	$479,910	$(390,368)	$870,278	868,772	1,506
Warrants issued in quarter ended 6/30/2009	169,854	20,847	149,007	147,403	1,604
Warrants issued in quarter ended 9/30/2009	39,743	(738)	40,481	40,419	62
Warrants issued in quarter ended 12/31/2009	12,698	617	12,081	12,053	28
Subtotal	$702,205	$(369,642)	$1,071,847
Warrants issued in quarter ended 3/31/2010	25,553			25,014	539
Warrants issued in quarter ended 6/30/2010	31,332			30,740	592
Warrants issued in quarter ended 9/30/2010	31,506			20,811	10,615
Total	$790,866			$1,145,292	$14,946